Net debt	6 Months Ended
Sep. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Net debt
10. Net debt

Net debt is comprised as follows:

	30 September 2026	31 March 2026
	£m	£m
Cash and cash equivalents	308	375
Current financial investments	3,015	2,453
Borrowings and bank overdrafts	(51,222)	(46,755)
Financing derivatives[1]	(700)	(233)
Net debt (net of related derivative financial instruments)	(48,599)	(44,160)
1.Includes £82 million liability (31 March 2026: £19 million liability) in relation to the hedging of capital expenditure. The cash flows related to these derivatives are included within investing activities in the consolidated cash flow statement which gives alignment with the presentation of the hedged item. The financing derivatives balance included in net debt exclude the commodity derivatives.

The following table splits out the total derivative balances on the face of the consolidated statement of financial position by category:

	30 September 2026			31 March 2026
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Financing derivatives	572	(1,272)	(700)	717	(950)	(233)
Commodity contract derivatives	148	(113)	35	121	(68)	53
Total derivative financial instruments	720	(1,385)	(665)	838	(1,018)	(180)